Lease (Details) - Schedule of future minimum rent payable under non-cancelable operating leases	Jun. 30, 2021 USD ($)
Schedule of future minimum rent payable under non-cancelable operating leases [Abstract]
2022	$ 101,227
2023	101,227
Thereafter	16,871
Total lease payments	219,325
Less: imputed interest	(16,143)
Present value of lease liabilities	$ 203,182